Income tax and social contribution (Details 6 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Rodati Motors Corporation (Sirena)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets is related to entities that have suffered a loss	R$ 624	R$ 7,365